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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 33-63685


                       SUPPLEMENT TO THE PROSPECTUS OF
                         TCW/DW MID-CAP EQUITY TRUST
                            DATED JANUARY 30, 1998

   The following sentence replaces the third sentence in the seventh paragraph of the section of the Fund's Prospectus entitled "INVESTMENT OBJECTIVE AND POLICIES."

   However, the Fund will only invest in convertible and other fixed income securities that are rated at least B by either S&P or Moody's or, if not rated, determined to be of comparable quality by the Adviser.

April 30, 1998